SHAREHOLDERS EQUITY (Details) - shares	Dec. 31, 2020	Apr. 07, 2020	Dec. 31, 2019
Common stock shares issued	10,152,284		0
Mr. Yang Wang [Member] | Chinaone Technology Limited [Member]
Common stock shares issued		1,667,000
Mr. Yang Wang [Member] | Dragoncloud Technology Limited [Member]
Common stock shares issued		500,000
Mr. Yulin Cao [Member] | Boao Biotech Limited [Member]
Common stock shares issued		2,167,000
Ms. Lina Liu [Member] | Focus Draw Group Limited [Member]
Common stock shares issued		1,200,000
Mr. Jun Wang [Member] | Flydragon International Limited [Member]
Common stock shares issued		3,466,000
Mr. Jin Wei [Member] | Focusone Technology Group Limited [Member]
Common stock shares issued		1,000,000
Total [Member]
Common stock shares issued		10,000,000